April 14, 2015	Nathan Briggs (202) 626-3909 (202) 383-9308 Nathan.Briggs@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	AllianzGI Diversified Income & Convertible Fund
(formerly known as AllianzGI Income & Growth Opportunities Fund)
File Nos. 333-202699 and 811-23039

Ladies and Gentleman:

On behalf of AllianzGI Diversified Income & Convertible Fund, a Massachusetts business trust (the “Fund”), we are today filing Pre-Effective Amendment No. 1 to the Fund’s Registration Statement No. 333-202699 on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 1 to the Fund’s Registration Statement No. 811-23039 pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”).

This Amendment No. 1 is being filed for the purposes of implementing comments provided to us by Mr. Sonny Oh, the Fund’s Securities and Exchange Commission staff reviewer, with respect to the Fund’s Registration Statement under the Securities Act and the 1940 Act, filed on March 12, 2015, and to provide certain other updates.

No fees are required in connection with this filing. Please direct any questions or comments regarding this filing to me at (202) 626-3909 or to David C. Sullivan at (617) 951-7362.

Sincerely,

/s/ Nathan Briggs

Nathan Briggs

cc:	Julian Sluyters
Lawrence G. Altadonna
Richard H. Kirk
David C. Sullivan